Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Financial Restatements

On October 26, 2022, the SEC adopted final rules implementing the incentive-based compensation recovery provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The final rules directed the national securities exchanges and associations (including our own securities exchange, Nasdaq) to establish listing standards requiring each issuer to develop and implement a policy providing for the recovery, in the event of an accounting restatement, of incentive-based compensation received by current or former executive officers where the compensation was based on erroneously reported financial information. Nasdaq’s applicable listing standard became effective as of October 2, 2023, and on November 24, 2023 the Company adopted a compensation recoupment policy to comply with that listing standard. A copy of the Company’s compensation recoupment policy was filed with the SEC as Exhibit 97.1 to the Company’s Form 10-K, as amended, for the fiscal year ended December 31, 2025.